Significant events	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Significant events
2.	Significant events

a.	On December 5, 2017, Grupo Simec, S. A. B. de C. V. and Simec International 7, S.A. de C. V. (a subsidiary company), acquired 2,000 class “I” shares of a company named Señales del Norte S.A. de C.V., representing 100% of the fixed portion of that company’s capital stock and 3,908,782 shares class "II" representing 100% of the variable portion of that company’s capital stock. These shares were purchased on $122.66 million pesos. After the purchase of those shares Señales del Norte S.A. de C.V. came under the control of Grupo Simec, S.A.B. de C.V. From that date the company Señales del Norte S.A. de C.V., is consolidated in the financial statements. Subsequent to December 31, 2017 on March 13, 2018 the name of Señales del Norte S.A. de C.V. was changed to "Siderurgicos Noroeste, S.A. de C.V.".

b.	On May 1, 2018, one steel mill was acquired in Brazil from ArcelorMittal, which is located in Cariacica, Espiritu Santo and has a production capacity of 600 thousand tons a year. Another steel mill is being rented from ArcelorMittal in Itauna, Minas Gerais with a production capacity of 120 thousand tons a year. Upon closing the transaction, the group significantly increased its participation in the long steel market in Brazil; a confidentiality agreement was signed for this operation.

c.	On January 1, 2019 Grupo Simec, S.A.B. of C.V. increased its shareholding percentage in SimRep Corporation to 99.41%. The Company acquired 83,862 common shares of SimRep Corporation at a price of USD $ 3,454 each, for total consideration of USD $ 289,660, such consideration was provided through the conversions of loans payable to the Company by SimRep.